Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis

The following table presents information about the Company’s liability measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	December 31, 2020
Liabilities:
Warrant liability - Private Warrants	3	$167,875	$-

Schedule of Binomial Lattice Model for Private Warrants

The key inputs into the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology for the Private Warrants were as follows at September 30, 2021:

Input	July 20, 2021	September 30, 2021
Risk-free interest rate	0.7%	1.0%
Dividend yield	0.0%	0.0%
Selected volatility	31.5%	42.5%
Exercise price	$11.50	$11.50
Market stock price	$9.20	$5.35

Schedule of Changes in Fair Value of Warrant Liabilities

The following table presents the change in the fair value of warrant liabilities for the period:

Warrant Fair Values	Private
Fair value as of July 20, 2021	$381,175
Change in fair value	(213,300)
Fair value as of September 30, 2021	$167,875